Receivables	6 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Receivables

9. RECEIVABLES

Financing Receivables, net

A summary of financing receivables as of June 30, 2014 and December 31, 2013 is as follows:

	June 30,	December 31,
	2014	2013
	(in millions)
Retail	$12,606	$12,730
Wholesale	10,530	9,111
Other	102	135

	$23,238	$21,976

Past due balances of financing receivables still accruing finance income represent the total balance held (principal plus accrued interest) with any payment amounts 30 days or more past the contractual payment due date. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 120 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured.

The aging of financing receivables as of June 30, 2014 and December 31, 2013 is as follows (in millions):

	June 30, 2014
	30-59 Days	60-89 Days	Greater Than	Total Past		Total	Non
	Past Due	Past Due	90 Days	Due	Current	Performing	Performing	Total
Retail
NAFTA	$10	—	$—	$10	$8,549	$8,559	$13	$8,572
EMEA	22	15	—	37	1,370	1,407	153	1,560
LATAM	11	—	—	11	1,776	1,787	41	1,828
APAC	14	2	8	24	619	643	3	646

Total Retail	$57	$17	$8	$82	$12,314	$12,396	$210	$12,606

Wholesale
NAFTA	$—	$—	$—	$—	$4,520	$4,520	$43	$4,563
EMEA	104	7	—	111	4,482	4,593	136	4,729
LATAM	6	—	—	6	785	791	—	791
APAC	24	7	32	63	343	406	41	447

Total Wholesale	$134	$14	$32	$180	$10,130	$10,310	$220	$10,530

	December 31, 2013
	30-59 Days	60-89 Days	Greater Than	Total Past		Total	Non
	Past Due	Past Due	90 Days	Due	Current	Performing	Performing	Total
Retail
NAFTA	$18	$5	$3	$26	$8,336	$8,362	$30	$8,392
EMEA	75	21	8	104	1,524	1,628	220	1,848
LATAM	4	—	—	4	1,651	1,655	51	1,706
APAC	40	9	6	55	727	782	2	784

Total Retail	$137	$35	$17	$189	$12,238	$12,427	$303	$12,730

Wholesale
NAFTA	$—	$—	$—	$—	$3,536	$3,536	$30	$3,566
EMEA	180	36	1	217	4,052	4,269	241	4,510
LATAM	—	—	—	—	796	796	1	797
APAC	4	5	18	27	211	238	—	238

Total Wholesale	$184	$41	$19	$244	$8,595	$8,839	$272	$9,111

Allowance for credit losses activity for the three and six months ended June 30, 2014 and 2013 is as follows:

	Three Months Ended June 30, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$546	$153	$7	$706
Provision	15	5	2	22
charge-offs, net of recoveries	(23)	(1)	(2)	(26)
Foreign Currency Translation and Other	21	3	1	25

Ending Balance	559	160	8	727

	Six Month Ended June 30, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	35	7	3	$45
charge-offs, net of recoveries	(46)	(10)	(3)	$(59)
Foreign Currency Translation and Other	(43)	51	7	15

Ending Balance	559	160	8	727

Ending Balance: Individually Evaluated for Impairment	275	130	—	405

Ending Balance: Collectively Evaluated for Impairment	284	30	8	322

Receivables:
Ending Balance	12,606	10,530	102	23,238

Ending Balance: Individually Evaluated for Impairment	529	844	—	1,373

Ending Balance: Collectively Evaluated for Impairment	$12,077	$9,686	$102	$21,865

	Three Months Ended June 30, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$625	$124	$—	$749
Provision	9	(4)	—	5
charge-offs, net of recoveries	(27)	—	—	(27)
Foreign Currency Translation and Other	(38)	(6)	1	(43)

Ending Balance	569	114	1	684

	Six Month Ended June 30, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$661	$120	$1	$782
Provision	40	3	1	$44
charge-offs, net of recoveries	(84)	(2)	(1)	$(87)
Foreign Currency Translation and Other	(48)	(7)	—	(55)

Ending Balance	569	114	1	684

Ending Balance: Individually Evaluated for Impairment	267	85	—	352

Ending Balance: Collectively Evaluated for Impairment	302	29	1	332

Receivables:
Ending Balance	11,602	9,333	116	21,051

Ending Balance: Individually Evaluated for Impairment	550	763	—	1,313

Ending Balance: Collectively Evaluated for Impairment	$11,052	$8,570	$116	$19,738

Allowance for credit losses activity for the year ended December 31, 2013 is as follows:

	December 31, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$661	$120	$1	$782
Provision	62	1	—	63
charge-offs, net of recoveries	(111)	(8)	—	(119)
Foreign Currency Translation and Other	1	(1)	—	—

Ending Balance	613	112	1	726

Ending Balance: Individually Evaluated for Impairment	292	101	—	393

Ending Balance: Collectively Evaluated for Impairment	321	11	1	333

Receivables:
Ending Balance	12,730	9,111	135	21,976

Ending Balance: Individually Evaluated for Impairment	569	742	—	1,311

Ending Balance: Collectively Evaluated for Impairment	$12,161	$8,369	$135	$20,665

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	June 30, 2014				December 31, 2013
		Unpaid				Unpaid
	Recorded	Principal	Related	Average	Recorded	Principal	Related	Average
	Investment	Balance	Allowance	Investment	Investment	Balance	Allowance	Investment
With no related allowance
Retail
NAFTA	$13	$13	$—	$14	$17	$17	$—	$11
EMEA	$—	$—	$—	$—	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
wholesale
NAFTA	$7	$7	$—	$9	$—	$—	$—	$—
EMEA	$45	$45	$—	$41	$42	$42	$—	$40
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$29	$28	$11	$29	$27	$27	$13	$30
EMEA	$420	$420	$238	$419	$447	$447	$249	$473
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$67	$67	$26	$70	$78	$78	$30	$69
wholesale
NAFTA	$51	$48	$4	$53	$31	$30	$6	$34
EMEA	$673	$673	$73	$669	$644	$644	$78	$655
LATAM	$17	$15	$7	$24	$13	$11	$10	$14
APAC	$51	$51	$46	$47	$12	$12	$7	$14
Total
Retail	$529	$528	$275	$532	$569	$569	$292	$583
Wholesale	$844	$839	$130	$843	$742	$739	$101	$757

Troubled Debt Restructurings

A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third party guarantees.

Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

As of June 30, 2014, the Company had approximately 715 retail and finance lease receivable contracts in NAFTA classified as TDRs, of which the pre-modification value was $16 million and the post-modification value was $14 million. The court has determined the concession in 475 of these cases. The pre-modification value of these contracts was $9 million and the post-modification value was $7 million. As of June 30, 2013, the Company had approximately 900 retail and finance lease receivable contracts in NAFTA classified as TDRs, of which the pre-modification value was $25 million and the post-modification value was $22 million. The court has determined the concession in 550 of these cases. The pre-modification value of these contracts was $9 million and the post-modification value was $8 million. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous 12 months ended June 30, 2014 and 2013.

As of June 30, 2014 and 2013, the Company had approximately $181 million and $223 million, respectively, in retail and finance lease receivable contracts related to Commercial Vehicles classified as TDRs. The concessions granted on these receivables are primarily skip payments and extensions of contract maturities and, the amount of these receivables that subsequently re-defaulted was not material.

As of June 30, 2014 and 2013, the Company had approximately $72 million and $95 million, respectively, in retail and finance lease contracts in LATAM classified as TDRs. The concessions granted on these receivables are primarily skip payments and extensions of contract maturities and, the amount of these receivables that subsequently re-defaulted was not material.

As of June 30, 2014 and 2013, the Company’s wholesale TDR agreements were immaterial.

Transfers of Financial Assets

The Company transfers a number of its financial receivables under securitization programs or factoring transactions.

A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity (“SPE”) finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s condensed consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.

These trusts were determined to be VIEs and, consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and, accordingly, the Company continues to recognize the receivables transferred by this means in its balance sheet and recognizes a financial liability of the same amount under asset-backed financing.

At June 30, 2014 and December 31, 2013, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2014	December 31, 2013
Retail note and finance lease receivables	$9,013	$8,960
Wholesale receivables	7,363	6,042

Total	$16,376	$15,002

At June 30, 2014 and December 31, 2013, the Company also had $218 million and $360 million, respectively, of VAT receivables included in Other Assets that were used as collateral in certain borrowings.